Investments in associates - Summarised statement of comprehensive income (Details) - USD ($) $ in Millions					12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarised statement of comprehensive income
Revenue					$ 6,164	$ 5,810	$ 5,549
Attributable profit / (loss) for the year	[1]				625	412	263
Total comprehensive income for the year	[1]				797	335	246
Associates
Summarised statement of comprehensive income
Group share of gain / (loss)					4	(10)	(30)
Bioventus, Inc.
Summarised statement of comprehensive income
Revenue					410	420	377
Attributable profit / (loss) for the year					8	(34)	(152)
Group adjustments	[2]				9	(2)	46
Total comprehensive income for the year					17	(36)	(106)
Group share of gain / (loss)					$ 5	$ (10)	$ (30)
Percentage of associate held		26.60%	27.13%	27.96%

[1]	Attributable to equity holders of the Company and wholly derived from continuing operations.
[2]	Group adjustments include adjustments to align with Group policy.